Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Reconciliation of Earnings Used for Earnings per Share Calculations

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Earnings attributable to common shareholders	448	313	907	747
Less: Dividends declared on preference shares	(1)	(1)	(2)	(2)
Earnings used in consolidated earnings per share	447	312	905	745
Less: (Earnings) loss from discontinued operations, net of tax	(4)	(16)	14	(25)
Earnings used in earnings per share from continuing operations	443	296	919	720

Weighted Average Common Shares

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Weighted-average number of common shares outstanding	438,384,963	450,543,811	441,398,585	450,349,667
Weighted-average number of vested DSUs	115,676	130,015	116,749	131,439
Basic	438,500,639	450,673,826	441,515,334	450,481,106
Effect of stock options and TRSUs	110,735	531,006	193,994	544,701
Diluted	438,611,374	451,204,832	441,709,328	451,025,807